Statement of Financial Position, Classified (USD $)	Feb. 28, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Cash and Cash Equivalents, at Carrying Value		$ 46,955	$ 74,559	$ 44,311
Inventory, Net		1,000
Assets, Current		47,955	74,559
Property Plant and Equipment	75,917	92,567	57,820
Indefinite-Lived Intangible Assets (Excluding Goodwill)		1,475,000
Other Assets, Noncurrent		14,000
Assets		1,629,522	132,379
Accounts Payable, Current		7,487	6,091
Short-term Bank Loans and Notes Payable		0	0
Due to Shareholder		10,000	10,000
Liabilities, Current		17,487	16,091
Liabilities		17,487	16,091
Stock Subscriptions			63,910
Common Stock, $.0001 par Value, Issued		8,722	7,559
Additional Paid in Capital, Common Stock		4,956,254	1,684,124
Retained Earnings (Accumulated Deficit)		(3,352,941)	(1,639,305)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1,612,035	116,288
Liabilities and Equity		$ 1,629,522	$ 132,379